UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-6041

Central Europe & Russia Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31/07

Date of reporting period: 07/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

THE CENTRAL EUROPE AND RUSSIA FUND, INC.
SCHEDULE OF INVESTMENTS — JULY 31, 2007

Shares	Description	Value
INVESTMENTS IN RUSSIAN COMMON STOCKS – 50.1%
	COMMERCIAL BANKS – 4.6%
10,421,000	Sberbank	$43,247,150
1,000	Sberbank RF (GDR) Reg S*	453,240
		43,700,390
	DIVERSIFIED TELECOMMUNICATION SERVICES – 1.4%
600,000	Comstar United Telesystems (GDR)	6,570,000
117,100	Rostelecom (ADR)*††	6,768,380
		13,338,380
	FINANCIALS – 1.0%
865,500	VTB Bank OJSC (GDR) Rgs S*	9,217,575
	FOOD PRODUCTS – 0.6%
60,000	Lebedyansky JSC	5,550,000
	MATERIALS – 0.1%
3,000	Vsmpo-Avisma Corporation	882,000
	METALS & MINING – 8.0%
200,000	Evraz Group (GDR) Reg S	9,740,000
250,000	JSC MMC Norilsk Nickel (ADR)	59,375,000
3,500	Vyksa Metallurgical Plant*	5,390,000
		74,505,000
	MULTI-UTILITIES – 4.6%
313,000	ROA Unified Energy System of Russia (GDR) Reg S	43,272,250
	OIL, GAS & CONSUMABLE FUELS – 26.6%
1,400,000	Gazprom	15,260,000
498,824	Integra Group Holdings (GDR) Reg S*	8,928,950
800,000	LUKOIL (ADR)	64,400,000
270,000	NovaTek OAO (GDR) Reg S	14,661,000
1,725,000	OAO Gazprom (ADS)	75,037,500
4,250,000	Rosneft Oil Company (GDR)	35,615,000
400,000	Surgutneftegaz (ADR)††	22,600,000
70,000	Tatneft (GDR) Reg S	7,021,000
91,000	OAO TMK Reg S	3,649,100
		247,172,550
	PHARMACEUTICALS – 0.5%
78,570	Pharmstandard*	4,753,485

Shares	Description	Value
	REAL ESTATE – 0.3%
300,000	RGI International Ltd.*	$2,925,000
	WIRELESS TELECOMMUNICATION SERVICES – 1.0%
50,000	Mobile Telesystems (ADR)	3,220,000
100,000	Mobile Telesystems (GDR) Reg S	6,440,000
		9,660,000
	PREFERRED STOCKS – 1.4%
	ENERGY – 1.4%
7,000	Transneft (Cost $15,820,090)	12,950,000
	Total Investment in Russian Securities (cost $242,207,459)	467,926,630
INVESTMENTS IN POLISH COMMON STOCKS – 17.4%
	BUILDING PRODUCTS – 0.1%
80,425	Cersanit-Krasnystaw*	1,198,956
	COMMERCIAL BANKS – 8.6%
350,000	Bank Pekao	32,615,446
10,000	Bank Przemyslowo-Handlowy BPH	3,505,795
2,078,000	Powszechna Kasa Oszczednosci Bank Polski	44,265,444
		80,386,685
	DIVERSIFIED TELECOMMUNICATION SERVICES – 3.1%
3,195,207	Telekomunikacja Polska	25,449,062
490,000	Telekomunikacja Polska 144A (GDR)†	3,920,000
		29,369,062
	MEDIA – 0.4%
469,056	TVN	3,971,319
	METAL & MINING – 2.7%
550,000	KGHM Polska Miedz	25,100,191
	OIL, GAS & CONSUMABLE FUELS – 2.4%
786,102	Polski Koncern Naftowy Orlen	15,652,788
149,500	Polski Koncern Naftowy Orlen (GDR) Reg S*	6,114,550
		21,767,337

THE CENTRAL EUROPE AND RUSSIA FUND, INC.
SCHEDULE OF INVESTMENTS — JULY 31, 2007 (continued)

Shares	Description	Value
	REAL ESTATE – 0.1%
25,100	Echo Investment*	$856,392
	Total Investments in Polish Common Stocks (cost $96,146,137)	162,649,943
INVESTMENTS IN HUNGARIAN COMMON STOCKS – 5.5%
	COMMERCIAL BANKS – 2.4%
387,400	OTP Bank	22,082,306
	DIVERSIFIED TELECOMMUNICATION SERVICES – 1.1%
2,000,000	Magyar Telekom Nyrt.	10,409,408
	OIL, GAS & CONSUMABLE FUELS – 1.2%
70,000	MOL Hungarian Oil and Gas Nyrt.	11,004,192
	PHARMACEUTICALS – 0.8%
30,000	Richter Gedeon Nyrt.	6,157,448
4,300	Richter Gedeon Nyrt. (GDR)	866,450
		7,023,898
	Total Investments in Hungarian Common Stocks (cost $22,630,381)	50,519,804
INVESTMENTS IN CZECH REPUBLIC COMMON STOCKS – 5.2%
	DIVERSIFIED TELECOMMUNICATION SERVICES – 1.4%
450,000	Telefonica 02 Czech Republic	12,857,143
	MULTI-UTILITIES – 3.8%
675,000	Ceske Energeticke Zavody	35,472,527
	Total Investments in Czech Republic Common Stocks (cost $13,750,971)	48,329,670
INVESTMENTS IN TURKISH COMMON STOCKS – 12.0%
	AUTOMOBILES – 1.1%
400,000	Ford Otomotiv Sanayi	4,003,754
1,350,000	Tofas Turk Otomobil Fabrikasi	6,597,982
		10,601,736

Shares	Description	Value
	BUILDING PRODUCTS – 0.3%
778,517	Trakya Cam Sanayii	$2,958,705
	CONSTRUCTION & ENGINEERING – 1.2%
900,000	Enka Insaat ve Sanayi	11,401,314
	CONSTRUCTION MATERIALS – 0.6%
690,000	Akcansa Cimento	5,233,813
	CONSUMER DISCRETIONARY – 0.7%
2,000,000	Hurriyet Gazetecilik ve Matbaacilik	6,255,865
	DIVERSIFIED FINANCIAL SERVICES – 3.6%
788,187	Akbank T.A.S.	5,454,687
2,400,000	Turkiye Garanti Bankasi	16,890,837
1,400,000	Turkiye Is Bankasi	7,772,911
1,000,000	Turkiye Vakiflar Bankasi T.A.O.	3,268,689
		33,387,124
	ENERGY – 1.3%
500,000	Tupras-Turkiye Petrol Rafinerileri	12,511,730
	FOOD & STAPLES RETAILING – 1.5%
203,200	BIM Birlesik Magazalar	13,903,660
	HOTELS RESTAURANTS & LEISURE – 0.4%
3,840,000	Marmaris Marti Otel Isletmeleri	4,143,885
	INSURANCE – 0.8%
1,520,833	Anadolu Hayat Emeklilik	7,016,669
	WIRELESS TELECOMMUNICATION SERVICES – 0.5%
683,166	Turkcell Iletisim Hizmetleri	4,888,155
	Total Investments in Turkish Common Stocks (cost $68,644,083)	112,302,656
INVESTMENTS IN SWEDISH COMMON STOCKS – 0.4%
	ENERGY – 0.4%
52,000	Vostok Gas Ltd.*	3,017,960
52,000	Vostok Nafta Investment Ltd.*	561,526
	Total Investments in Swedish Common Stocks (cost $427,267)	3,579,486

THE CENTRAL EUROPE AND RUSSIA FUND, INC.
SCHEDULE OF INVESTMENTS — JULY 31, 2007 (continued)

Shares	Description	Value
INVESTMENTS IN AUSTRIAN COMMON STOCKS – 2.5%
	COMMERCIAL BANKS – 2.5%
310,868	Erste Bank der oesterreichischen Sparkassen* (cost $12,525,110)	$23,612,001
INVESTMENTS IN DUTCH COMMON STOCKS – 0.3%
	BEVERAGES – 0.3%
93,000	Efes Breweries International (GDR)(a)* (cost $3,091,954)	2,778,840
INVESTMENTS IN CYPRUS COMMON STOCKS – 0.7%
	OIL, GAS & CONSUMABLE FUELS – 0.7%
1,000,000	Urals Energy Public Co., Ltd.(a)* (cost $5,207,866)	6,858,000
INVESTMENTS IN BERMUDA COMMON STOCKS – 0.5%
	OIL, GAS & CONSUMABLE FUELS – 0.5%
50,000	Central European Media Enterprises(b)* (cost $4,952,495)	4,666,000
CLOSED END INVESTMENT COMPANY – 1.6%
	VIRGIN ISLANDS – 1.6%
4,094,119	RenShares Utilities Limited(a) (cost $6,511,451)	14,738,828
	Total Investments in Common Stocks – 95.6% (cost $476,095,174)	897,961,858

Shares	Description	Value
SECURITIES LENDING COLLATERAL – 2.9%
27,161,611	Daily Assets Fund Institutional, 5.36%††† (cost $27,161,611)	$27,161,611
	Total Investments – 99.1% (cost $503,256,785)	925,123,469
	Other Assets and Liabilities, Net – 0.9%	8,578,963
	NET ASSETS – 100.0%	$933,702,432

*  Non-income producing security.

†  144A - Restricted to resale to institutional investors only.

††  All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2007 amounted to $26,474,454, which is 2.8% of the net assets.

†††  Represents collateral held in connection with securities lending. Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Investment Management America Inc. The rate shown is the annualized seven-day yield at period end.

(a)  Security listed in country of incorporation. Significant business activities of company are in Russia.

(b)  Security listed in country of incorporation. Significant business activities of company are in Slovakia.

Key

ADR – American Depository Receipt

ADS – American Depository Share

GDR – Global Depository Receipt

SDR – Swedish Depository Receipt

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Central Europe & Russia Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Central Europe & Russia Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 14, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        September 14, 2007